SCHEDULE OF DEBT (Details) - USD ($)				12 Months Ended
	Sep. 14, 2023	Sep. 13, 2023	May 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Conversion to non-convertible loan		$ (1.00)	$ (1.00)
Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2022 and January 1, 2023				$ 10,000,000
Repayment during the year					$ (3,500,000)	[1]
Conversion to non-convertible loan
Convertible Bond replacement
Total principal balance as of December 31, 2023				10,000,000	10,000,000
Seamless Group Inc. [Member] | Convertible Bond D [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2022 and January 1, 2023				10,000,000
Repayment during the year
Conversion to non-convertible loan
Convertible Bond replacement				(10,000,000)
Total principal balance as of December 31, 2023					10,000,000
Seamless Group Inc. [Member] | Convertible Bond E [Member]
Short-Term Debt [Line Items]
Total principal balance as of December 31, 2022 and January 1, 2023
Repayment during the year
Conversion to non-convertible loan	$ (10,000,000)
Convertible Bond replacement				10,000,000
Total principal balance as of December 31, 2023				$ 10,000,000

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.